Leases	9 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
6.	Leases
Lessor
Lease income for the nine and three months ended December 31, 2021 and 2022 are as follows:

	Millions of yen
	Nine months ended December 31, 2021	Nine months ended December 31, 2022
Lease income—net investment in leases
Interest income	¥54,536	¥60,219
Other	1,848	1,868
Lease income—operating leases *	340,968	368,760

Total lease income	¥397,352	¥430,847

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥17,545 million and ¥13,083 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥17,405 million and ¥26,070 million, for the nine months ended December 31, 2021 and 2022, respectively.

	Millions of yen
	Three months ended December 31, 2021	Three months ended December 31, 2022
Lease income—net investment in leases
Interest income	¥18,574	¥20,283
Other	850	721
Lease income—operating leases *	113,035	119,616

Total lease income	¥132,459	¥140,620

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥2,105 million and ¥596 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥6,607 million and ¥6,980 million, for the three months ended December 31, 2021 and 2022, respectively.

Lease income from net investment in leases is included in finance revenues in the consolidated statements of income. Gains and losses from the disposition of net investment in leases were not material for the nine and three months ended December 31, 2021 and 2022.